COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE OF OPERATING LEASE RIGHT OF USE OF ASSETS AND LIABILITIES

Right-of-use lease assets and lease liabilities for our operating leases was recorded in the consolidated balance sheet as follows:

	September 30,	December 31,
	2025	2024

Operating lease right-of-use asset	$2,576,036	$2,576,036
Accumulated amortization	(1,930,937)	(1,527,682)
Net balance	$645,099	$1,048,354

Lease liability, current portion	$537,491	$525,547
Lease liability, long-term	91,158	495,782
Total operating lease liabilities	$628,649	$1,021,329

Right-of-use lease assets and lease liabilities for our operating leases was recorded in the consolidated balance sheets as follows:

	December 31,
	2024	2023

Operating lease right-of-use asset	$2,576,036	$2,576,036
Accumulated amortization	(1,527,682)	(1,003,547)
Net balance	$1,048,354	$1,572,489

Lease liability, current portion	$525,547	$510,034
Lease liability, long-term	495,782	1,021,330
Total operating lease liabilities	$1,021,329	$1,531,364

SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS

As of September 30, 2025, future minimum required lease payments due under the non-cancellable operating lease are as follows:

2025 (three months)	137,250
2026	503,250
Total future minimum lease payments	640,500
Less imputed interest	(11,851)
Maturities of lease liabilities	$628,649

As of December 31, 2024, future minimum required lease payments due under the non-cancellable operating lease are as follows:

2025	549,000
2026	503,250
Total future minimum lease payments	1,052,250
Less imputed interest	(30,921)
Maturities of lease liabilities	$1,021,329